Condensed Consolidated Financial Statement Details (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Financial Statement Details
Schedule of inventories

	March 31, 2025	December 31, 2024
raw materials	$1,751,670	$1,808,253
Inventories in transit	-	125,917
finished goods	134,137	650,282
work in progress	517,018	321,931
Total inventories	$2,402,825	$2,906,383

	2024	2023
Raw materials	$1,808,253	$1,516,634
Inventory in transit	125,917	-
Finished goods	650,282	-
Work in progress	321,931	134,742
Total	$2,906,383	$1,651,376

Schedule of property and equipment

	March 31, 2025	December 31, 2024
Gross property, plant and equipment	$25,125,450	$24,884,609
Accumulated depreciation	8,188,743	7,700,417
Total property, plant and equipment, net	$16,936,707	$17,184,192

December 31,	2024	2023
Buildings and improvements	$12,800,087	$16,276,614
Machinery, equipment and vehicle fleet	11,993,713	8,597,430
Construction in progress	90,809	21,682
Property, plant and equipment - cost	24,884,609	24,895,726
Less: Accumulated depreciation	(7,700,417)	(6,200,757)
Property, plant and equipment - net	$17,184,192	$18,694,969

Schedule of accrued expenses and other current liabilities

	March 31, 2025	December 31, 2024
Advances from customers	$126,393	$81,153
Salary payable	151,262	87,206
Tax payable	5,893	17,235
Other payable	4,280,975	2,754,809
Long-term payable, current portion	158,016	152,550
Total	$4,722,539	$3,092,953

December 31,	2024	2023
Advances from customers	$81,153	$63,867
Salary payable	87,206	181,950
Tax payable	17,235	16,131
Other payables	2,754,809	1,921,669
Long-term payables, current portion	152,550	129,155
Total	$3,092,953	$2,312,772